INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Short-Term Investment and Long-Term Investment
Short-term investments and long-term investments consisted of the following:

	As of December 31,
	2016	2017
	US$	US$
Short-term investments
Trading securities	-	15,833
Fixed-rate time deposits	42,929	39,968
	42,929	55,801

Long-term investments:
Available-for-sale securities:
- Color Life Service Group ("Color Life")	20,606	4,554
- Hopefluent Group Holdings Limited ("Hopefluent")	31,033	47,729
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	-	318,065
	51,639	370,348
Cost method investments:
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	107,088	-
- Sindeo, Inc. ("Sindeo")	2,768	-
- Guilin Bank	12,173	38,817
- Xian Chuangdian Quancheng Real Estate Consultant Limited (“Chuangdian”)	3,294	3,498
- Tospur Real Estate Consulting Co., Ltd. ("Tospur")	54,918	58,301
	180,241	100,616

	231,880	470,964

Summary of Available-for-Sale Securities
The following is a summary of the available-for-sale securities as of December 31, 2016 and 2017:

	Original Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31,2016
- Color Life	13,583	7,023	-	20,606
- Hopefluent	34,944	-	(3,911)	31,033

	48,527	7,023	(3,911)	51,639
December 31,2017
- Color Life	3,376	1,178	-	4,554
- Hopefluent	33,956	13,773	-	47,729
- World Union	121,393	196,672	-	318,065

	158,725	211,623	-	370,348

Schedule of unrealized losses and fair value
	As of December 31, 2016
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Hopefluent	31,033	(306)	-	(3,605)	31,033	(3,911)

Total available-for-sale securities	31,033	(306)	-	(3,605)	31,033	(3,911)